EATON VANCE TAX-MANAGED EQUITY

ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL

DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED

MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2019

EATON VANCE TAX-MANAGED EQUITY

ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL

DIVIDEND INCOME FUND

Supplement to Summary Prospectuses

dated March 1, 2019

Class B shares of Eaton Vance Tax-Managed Equity Asset Allocation Fund and Eaton Vance Tax-Managed Global Dividend Income Fund (each a “Fund”) have been converted to the corresponding Class A shares of each Fund. Effective October 15, 2019, all references to each Fund’s Class B shares are removed from the Prospectus and each Fund’s Summary Prospectus.

October 15, 2019	33360 10.15.19